Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41996
Entity Registrant Name	Hafnia Limited
Entity Central Index Key	0001815779
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	10 Pasir Panjang Road,
Entity Address, Address Line Two	#18-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	117438
Contact Personnel Email Address	ir@hafnia.com
Title of 12(b) Security	Ordinary shares
Trading Symbol	HAFN
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	502,924,476
Auditor Firm ID	1051
Auditor Name	KPMG LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Mikael Øpstun Skov & Petrus Wouter Van Echtelt
Entity Address, Address Line One	10 Pasir Panjang Road
Entity Address, Address Line Two	#18-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	117438
City Area Code	65
Local Phone Number	6434 3770